Reverse Recapitalization (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		12 Months Ended
	Dec. 21, 2023	Dec. 20, 2023	Dec. 19, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Reverse Recapitalization [Line Items]
Shares of common stock						16,692,175	11,868,397
Common stock shares outstanding				23,544,492		16,692,175	11,868,397
Converted into common stock		202,489	272,182
Public warrants				6,000,000
Private placement warrants				3,400,000
Aggregate shares purchase				390,440
Price per share (in Dollars per share)		$ 0.01	$ 0.01
Weighted average price of the shares purchased (in Dollars per share)				$ 10
Warrants to purchase shares exercisable				200,000
Purchase price of certain obligations (in Dollars)			$ 1,997
VWAP price (in Dollars per share)				$ 7
Shares issued		199,737
Aggregate outstanding obligations (in Dollars)		$ 1,997
Redemption of ordinary shares		73,706
Purchase of shares		202,692				1,958,312
Additional shares of common stock						18,134,258
Liability to its estimated fair value (in Dollars)							$ 5,000
Transaction costs (in Dollars)				$ 6,363
Equity-classified instruments costs (in Dollars)				2,354
Liability-classified instruments to expense (in Dollars)				$ 4,009
Class A Common Stock [Member]
Reverse Recapitalization [Line Items]
Shares of common stock				23,544,492		0
Common stock shares outstanding				23,544,492		0
Converted into common stock		202,489		150,953
Aggregate shares purchase				1,975,000
Price per share (in Dollars per share)				$ 10
Aggregate amount in cash (in Dollars)				$ 19,750
Aggregate shares	280,000
Per share value (in Dollars per share)	$ 10
Class B Common Stock [Member]
Reverse Recapitalization [Line Items]
Shares of common stock				2,254,901		0
Common stock shares outstanding				2,254,901		0
PIPE Subscription Agreements [Member]
Reverse Recapitalization [Line Items]
Price per share (in Dollars per share)				$ 0.01
Warrants to purchase shares exercisable				1,750,000
PIPE Subscription Agreements [Member] | Class A Common Stock [Member]
Reverse Recapitalization [Line Items]
Shares of common stock				1,950,000
Sponsor PIPE Subscription Agreement [Member]
Reverse Recapitalization [Line Items]
Warrants to purchase shares exercisable			272,454
VWAP price (in Dollars per share)			$ 10
Sponsor PIPE Subscription Agreement [Member] | Class A Common Stock [Member]
Reverse Recapitalization [Line Items]
Shares of common stock			199,737
Converted into common stock			272,182
Price per share (in Dollars per share)			$ 10
Founder Shares [Member[
Reverse Recapitalization [Line Items]
Forfeiture of shares		658,631
Private Warrants [Member]
Reverse Recapitalization [Line Items]
Forfeiture of shares		400,000
Earnout Shares [Member]
Reverse Recapitalization [Line Items]
Shares of common stock				1,750,000
Price per share (in Dollars per share)				$ 12.5
Aggregate shares				3,500,000
Liability in connection with the merger (in Dollars)				$ 33,559
Liability to its estimated fair value (in Dollars)				8,795
Gain (loss) on fair value of the liability (in Dollars)				$ 24,764
Earnout Shares [Member] | Class A Common Stock [Member]
Reverse Recapitalization [Line Items]
Price per share (in Dollars per share)				$ 15
Additional shares of common stock				1,750,000
Make-Whole Shares [Member]
Reverse Recapitalization [Line Items]
VWAP price (in Dollars per share)				$ 7
Per share value (in Dollars per share)				$ 10
Liability in connection with the merger (in Dollars)				$ 2,071
Liability to its estimated fair value (in Dollars)				4,975
Gain (loss) on fair value of the liability (in Dollars)				$ 2,904
Make-Whole Shares [Member] | Class A Common Stock [Member]
Reverse Recapitalization [Line Items]
Shares of common stock				2,454,737
Price per share (in Dollars per share)				$ 10
Legacy Mobix [Member]
Reverse Recapitalization [Line Items]
Purchase of shares					773,889
Legacy Mobix [Member] | Class A Common Stock [Member]
Reverse Recapitalization [Line Items]
Shares of common stock				18,134,258
Common stock shares outstanding				18,134,258
Conversion of notes into shares				30,045
Chavant [Member]
Reverse Recapitalization [Line Items]
Unpaid transaction costs (in Dollars)				$ 3,090